COMMITMENTS (Details) - USD ($)		9 Months Ended
	Sep. 15, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value		$ 0.00001	$ 0.00001	$ 0.00001
Social Capital Hedosophia Holdings Corp. II
Deferred underwriting fees (in dollars per share)		$ 0.35
Deferred Underwriting Fees		$ 14,490,000
Underwriting Discount, Percentage		10.00%
Refunds From Underwriting Discount		$ 720,000
Refunds from deferred underwriting discount		$ 1,449,000
Social Capital Hedosophia Holdings Corp. II | Common Class A
Common stock, par value		$ 0.0001	0.0001
Social Capital Hedosophia Holdings Corp. II | Common Class B
Common stock, par value		$ 0.0001	$ 0.0001
Social Capital Hedosophia Holdings Corp. II | Merger Agreement
Base number of shares for determining consideration	5,000,000,000
Share price (per share)	$ 10.00
Social Capital Hedosophia Holdings Corp. II | Merger Agreement | Warrant
Number of shares issued for each warrant	0.33
Social Capital Hedosophia Holdings Corp. II | Merger Agreement | Cayman Units
Number of shares issued for each warrant	1
Social Capital Hedosophia Holdings Corp. II | Merger Agreement | Common Class A
Conversion ratio upon merger	1
Common stock, par value	$ 0.0001
Social Capital Hedosophia Holdings Corp. II | Merger Agreement | Common Class B
Conversion ratio upon merger	1
Common stock, par value	$ 0.0001